Risk Management And Hedging Activities (Schedule Of Designated And Non-Designated Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Unrealized gains on derivative instruments - current	$ 41.2	$ 14.5
Unrealized gains on derivative instruments - long-term	6.4	1.9
Unrealized losses on derivative instruments - current	(59.9)	(56.6)
Unrealized losses on derivative instruments - long-term	(32.8)	(50.5)
Nondesignated [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current	(0.4)	(4.8)
Unrealized losses on derivative instruments - long-term		(4.5)
Derivative liabilities, fair value, total	(0.4)	(9.3)
Nondesignated [Member] | Commodity Contract [Member]
Derivative [Line Items]
Unrealized gains on derivative instruments - current	41.2	14.5
Unrealized gains on derivative instruments - long-term	6.4	1.9
Derivative assets not designated as hedging instruments, fair value, total	47.6	16.4
Unrealized losses on derivative instruments - current	(43.8)	(39.6)
Unrealized losses on derivative instruments - long-term	(25.2)	(40.6)
Derivative liabilities, fair value, total	(69.0)	(80.2)
Designated As Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - current	(15.7)	(12.2)
Unrealized losses on derivative instruments - long-term	(5.0)	(5.4)
Derivative liabilities, fair value, total	(20.7)	(17.6)
Designated As Hedging Instrument [Member] | Commodity Contract [Member]
Derivative [Line Items]
Unrealized losses on derivative instruments - long-term	(2.6)
Derivative liabilities, fair value, total	$ (2.6)